COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:	COMMITMENTS AND CONTINGENT LIABILITIES
a.	Israel Innovation Authority:

During the six months ended June 30, 2022 and 2023, the Company received several grants from the Israel Innovation Authority (“IIA”). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded the IIA grants as a reduction of research and development expenses in the six months ended June 30, 2022 and 2023 in the amount of $ 208 and $ 277 respectively.

b.	Charges and guarantees:

As of June 30, 2023, and December 31, 2022, the Company provided bank guarantees in an aggregate amount of $ 26,740 and $ 28,737, respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

c.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

	1)	Motion to Approve a Class Action (District Court of Tel Aviv - Economic Department)

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $ 75,000 as well as attorneys’ fees and costs.

The Company filed its defense on June 21, 2015, which was followed by disclosure proceedings.

The plaintiff filed his reply to the Company’s defense by April 2, 2017. A preliminary hearing was held on May 22, 2017, in the framework of which the Court set dates for response to the Company’s above-mentioned requests as well as dates for evidence hearings.

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to precede a ruling with regards to the legal question of the governing law.

On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the plaintiff filed a request to summon two of the Company’s officers (Company's Chairman, Mr. Zisapel and Company's Chief Executive Officer, Mr. Palti).

The first evidence hearing took place on November 2, 2017 and the second and final evidence hearing took place on January 8, 2018.

Summaries were filed by the plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The plaintiff filed their reply summaries on September 5, 2018.

On October 4, 2018, an interim decision regarding dual listed companies, which corresponds with the Company’s arguments in this case, was rendered by the Supreme Court of Israel. This Supreme court decision upholds two recent rulings of District Court of Tel-Aviv (Economic Department), which determined that all securities litigation regarding dual listed companies should be decided only in accordance with US law (herein after: “Supreme Court Decision”).

In light of this, on October 15, 2018, the plaintiff asked from court to add a plea to his summaries. The court has approved plaintiff’s request and gave to the defendants the right to reply. In accordance, the Company’s response was submitted on December 4, 2018. Plaintiff’s reply to Company’s response was submitted on December 26, 2018.

On April 14, 2019 the court rendered a decision resolving that according to Supreme Court Decision, examination of the legal questions standing in the basis of the Motion, should be based upon US law.

Therefore, the court allowed the plaintiff to amend its Motion within 45 days, so that it would include an expert opinion regarding US law, and an argument regarding US law implementation in the specific circumstances.

The Court also decided that amendment of the Motion is subject to plaintiff’s payment of 40,000 NIS to the Company.

On September 23, 2019, the plaintiff filed an amended Motion (“the Amended Motion”), which includes an expert opinion regarding US federal law and lengthy arguments that were added on top of the original Motion, specifically, in reference to discovery proceedings and evidence hearings that were held as part of the original Motion.

Therefore, on September 25, 2019, the Court rendered a decision pointing out that the Amended motion seems to include the plaintiff’s summaries, and so ordered the plaintiff to clarify whether he is willing to relinquish submitting any additional summaries regarding the evidence that were heard in the original Motion.

On October 2, 2019, plaintiff responded, alleging that since the Amended Motion does not include any new facts, there is no need in submitting additional summaries regarding the evidence that were heard to this point.

On December 30, 2019 the Company submitted a motion to dismiss the Amended Motion. The Company alleged that the Amended Motion includes new causes of action, and specifically that the addition of legal causes of action according to US Federal law, cannot be filed due to the specific statute of limitations.

On January 20, 2020, the plaintiff filed its response. Also, the Court accepted the Company’s request to submit its response to the Amended Motion after a decision in the Company’s motion to dismiss will be rendered.

On February 24, 2020 the court issued a decision, according to which, the Motion will be decided upon the current court documents, unless either of the parties will file a request to hold a hearing in the matter.

On May 27, 2021, the Court ruled to certify the Motion as a class action, while applying Israeli Law (the “Ruling”). According to the Ruling, the class action shall include several causes of action according to the Israeli Securities Act and the Israeli Torts Ordinance, concerning the alleged misleading statements in the Company’s SEC filings. The Ruling has addressed also the size of the alleged aggrieved shareholders who may be included and be represented in the class action.

On June 9, 2021 the Court issued a decision suggesting that the parties will refer the case to a mediation procedure.

The Company believed that the Ruling is erroneous and that the Company has strong defense arguments, and therefore, on September 12, 2021, filed a motion for a rehearing on behalf of the Company and its directors in order to revert the Ruling (the “Rehearing Motion”).

On October 20, 2021, the Plaintiff submitted his response to the Rehearing Motion and the Company submitted its reply to the Plaintiff’s response on November 23, 2021. In light of the fact that the Ruling applied and was based upon Israeli Law (instead of the relevant foreign law), the Tel Aviv Stock Exchange filed a motion requesting the court to allow it to join the proceedings as Amicus Curiae, in order to express its principle opinion that the applicable law, in so far as dual listed companies are concerned, is the foreign law, as well as regarding the negative implications of the court’s application of Israeli law on dual listed companies.

Meanwhile, and without delaying or derogating from the Rehearing Motion, the Company agreed to the Court’s suggestion that the parties will refer the case to a mediation procedure After several mediation meetings were held, the mediation process ended without reaching a settlement.

On January 3, 2022 a hearing was held in court in the Rehearing Motion Following the hearing, on January 25, 2022, the Attorney General joined the proceedings of the Rehearing Motion and submitted his position in collaboration with the Securities Authority. The Attorney General’s principle position as outlined, was that the applicable law in so far as dual listed companies are concerned is the foreign law, and in Ceragon case - US law.

On January 27, 2022, a judgment was rendered in the Rehearing Motion. The court ruled that the Ruling was erroneous as it applied Israeli Law, instead of foreign law, and held accordingly that the law that will apply is US law. The court further held that the case will be returned to the first judicial instance and will be adjudicated as a class claim under the US law. The court further held that the Company’s claims based upon the Statute of Limitations should also be adjudicated under the US law.

On March 20, 2022, following the court's decision, the Plaintiff filed to the first judicial instance, an amended class action claim, based on provisions of US law.

On June 28, 2022, following a joint application filed by the parties in order to approve certain procedural matters, the court issued a decision suggesting that the parties should consider initiating another mediation procedure. On July 5, 2022, following the court's decision, the parties filed a notice, informing the court that they believe that the time to consider initiating another mediation procedure, will be only after the parties submit their pleadings.

On November 3, 2022, the Defendants submitted their Statement of Defense, based on U.S law.

On February 5, 2023, the Plaintiff submitted his response to the Defendants’ Statement of Defense.

On June 15, 2023, the court rejected a motion filed by the Defendants to rule on the issues of Statute of Repose and Limitations as a preliminary matter and held that those issues will be dealt with as part of the main hearing. Additionally, the parties conducted preliminary procedures, including discovery and questionnaires, and filed related motions, which are still pending.

A preliminary hearing is scheduled for September 21, 2023, after a previous hearing was cancelled.

Generally speaking, and as As was held in the judgement rendered in the Rehearing Motion, U.S law presents a higher bar for Plaintiffs in comparison to Israeli law in proving claims regarding misleading representations to investors. However, given that the class action is being adjudicated under U.S law and that the Court has yet to address the parties’ pleadings, and because of the preliminary stage of the lawsuit, the amount of loss cannot be reasonably estimated.

2)	Claim against Station Enterprises Ltd. regarding breach of the Lease Agreement

A dispute has arisen between the Company and Station Enterprises Ltd, with respect to the lease agreement signed between the parties on April 11, 2019 (the "Lease Agreement"), under which the Company leases its offices and labs in Rosh Haayin.

The Company, the lessee, claims that Station Enterprises was late in delivering the possession to the lessee and has not fulfilled its maintenance and management obligations. Therefore, the Company claims that Station Enterprises breached its contractual obligations, causing the Company damages and expenses.

Due to the said breaches, the Company has set-off the rent and management fees against outstanding debts of Station Enterprises towards the Company and provided Station Enterprises with a set-off notice.

On 8 February 2022 Station Enterprises notified the Company on the termination of the Lease Agreement, and also on the exercise of the bank guarantees provided to it in connection with the Lease Agreement, in amount of NIS 2,492,327. The Company rejected the alleged termination notice, which was provided with no legal grounds, and further required Station Enterprises to avoid from exercising the bank guarantees. This demand was disregarded, and the bank guarantees were realized in full.

Under these circumstances, the Company filed a claim against Station Enterprises, in the framework of which the court will be asked to issue a Declarative Order, declaring that the notice of termination was invalid and that Lease Agreement is valid and in force; to order Station Enterprises to reimburse the Company for the amount of the exercised bank guarantees; to order Station Enterprises to uphold and fulfil its contractual obligation and undertakings under the Lease Agreement and the management agreement; and to compensate the Company for the damages caused to it in an amount of 1.2 million NIS.

On October 13, 2022, Station Enterprises Ltd. submitted a new claim against the Company, for its eviction of from the leased premises. On March 27, 2023 the judge ordered the consolidation of the hearings in the two lawsuits.

The parties agreed to refer the dispute in both claims to mediation. The first mediation meeting was scheduled for May 8, 2023.

A date for the first pre-trial hearing was set for June 21, 2023.

On June 27, 2023, a mediation meeting took place between the parties. The parties are currently engaged in negotiations regarding the points in dispute in the lawsuits.

A date for the first pre-trial hearing was set for November 9, 2023.

The amount of loss cannot be reasonably estimated because of the preliminary stage of the lawsuit.